November 5, 2007

Securities and Exchange Commission
Division of Corporation Finance
100 F. Street N.E.
Washington, D.C. 20549

Attention:	Anne Nguyen Parker
Branch Chief

Re:	River Capital Group, Inc.
Commission File No. 0-29463
Information Statement on Schedule 14C
Form 10-QSB for the Quarter Ended June 30, 2007

Ladies and Gentlemen:

          In connection with our submission of the above-referenced information statement, River Capital Group, Inc. (the “Company”) acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Comments by the staff of the Securities and Exchange Commission (the “Commission”) or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

River Capital Group, Inc.

By:	/s/ Howard Taylor

Howard Taylor
President and Chief Executive Officer